CANADA LIFE

                                           RONALD E. BEETTAM, F.S.A., F.C.I.A.
                                           President

                                           Canada Life Insurance Company
                                             of America
                                           P.O. Box 105662
                                           Atlanta, GA  30348-5662

                                                (770) 953-1959, x2861
                                                (800) 905-1959
                                           FAX: (888) 670-4836


August, 2001



Dear Trillium(R) Policyowner:

Enclosed is the Trillium Semi-Annual Report for the period ending June 30, 2001. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Trillium for your financial needs.

Sincerely,


Ronald E. Beettam

Encl.


            6201 Powers Ferry Road, N.W. .  Atlanta, Georgia 30339

TRILLIUM(R)
A Variable Annuity

                                                     [LOGO] CANADA LIFE
                                           INSURANCE COMPANY OF AMERICA
                                                        P.O. Box 105662
                                                 Atlanta, GA 30348-5662
                                                         (800) 905-1959


ADDITIONAL PREMIUM PAYMENT FORM

Please complete the following information:

OWNER: ________________________      AMOUNT OF PREMIUM PAYMENT:
ANNUITANT: ____________________      $____________
POLICY NO.: ___________________
OWNER'S SSN/TIN:_______________      IF YOU ARE CHANGING ALLOCATION
                                     PLEASE COMPLETE THE FOLLOWING:
                                     ________  THIS PAYMENT ONLY
                                     ________  THIS PAYMENT AND ALL FUTURE PYMTS
                                     ________  RE-ALLOCATE ALL CURRENT ASSETS

   CASH MGMT (21)      ____%   INCOME (22)         ____%   SMALL-CAP  VALUE  (44)   ____%
   BOND (23)           ____%   COM STOCK (24)      ____%   LARGE-CAP VALUE  (45)    ____%
   CAPITAL (25)        ____%   INTERNATIONAL (26)  ____%   LARGE-CAP GROWTH (281)   ____%
   COMM & INFO (27)    ____%   GBL GROWTH OPP (28) ____%
   GBL SMLR CO (29)    ____%   FRONTIER (41)       ____%
   HIGH YLD BOND (42)  ____%   GLOBAL TECH (43)    ____%

-------------------------------------------------------------------------------------------------
                                                      Fixed Account Options*
___% 1 Yr. (201)   ___% 3 Yr. (203)   ___% 5 Yr. (205)    ___% 7 Yr. (207)    ___% 10 Yr. (210)

*The Fixed Accounts and/or the Guarantee Periods may not be
 available in all states.
-------------------------------------------------------------------------------------------------

Total allocation must equal 100%

OWNER'S SIGNATURE                     ___________    DATE _______________
JOINT OWNER'S SIGNATURE               ___________    DATE _______________

     PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA

                 INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                        (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? _________________     PLEASE NOTE:   CONTRIBUTIONS FOR PRIOR
                                                        TAX YEAR CANNOT BE MADE
CONTRIBUTION $_________ FOR ________                    AFTER APRIL 15TH OF THE
                                                        CURRENT TAX YEAR.
CONTRIBUTION $_________ FOR ________

      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

  Our Variable Annuity Administrators can not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

 Variable Annuities are issued by Canada Life Insurance Company of America and offered through its subsidiary,
         Canada Life of America Financial Services, Inc. (member NASD).

Trillium A Variable Annuity

VARIABLE ACCOUNT PERFORMANCE
Average Annual Total Returns for Periods Ended June 30, 2001
Assuming Contract Continues


                                                             Year-                                        Since   Inception
                                                           to-Date*     1 Year    3 Year      5 Year    Inception   Date
---------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio            12.01%    -32.32%    15.62%      18.44%      18.70%  10/11/94
Seligman Global Technology Portfolio                        -12.95      -37.7      16.4       18.56       17.53   05/01/96
Seligman Frontier Portfolio                                  -3.72      -22.7      -6.1        0.72        8.41   10/11/94
Seligman Small-Cap Value Portfolio                            11.1      37.04     20.48          --       15.92   05/01/98
Seligman Global Smaller Companies Portfolio                  -8.79     -24.39     -4.02        0.35        5.61   10/11/94
Seligman Capital Portfolio                                   -5.71     -21.07     17.52       16.91       15.35   05/03/93
Seligman Large-Cap Growth Portfolio                         -11.42      -32.7        --          --       -5.59   05/01/99
Seligman Global Growth Portfolio                            -13.93     -25.97      2.81        6.99        6.73   05/01/96
Seligman Large-Cap Value Portfolio                           -2.86      28.28      4.85          --        4.24   05/01/98
Seligman Common Stock Portfolio                               -6.3     -16.57      0.13         7.5        9.73   05/03/93
Seligman International Growth Portfolio                     -17.69     -27.51    -12.69       -3.47        0.95   05/03/93
Seligman Income Portfolio                                    -1.13      -5.53     -0.72         3.5        3.95   05/03/93
Seligman High-Yield Bond Portfolio                           -8.11     -15.24     -8.56       -0.42        1.42   05/01/95
Seligman Bond Portfolio                                        1.9       7.71      2.56        4.22        3.78   05/03/93
Seligman Cash Management Portfolio Current Yield 3.68%+       1.73       4.36      4.04        3.96        3.41   05/03/93



VARIABLE ACCOUNT 2 PERFORMANCE
                                                            Year-                                         Since   Inception
                                                           to-Date*    1 Year      3 Year     5 Year    Inception    Date
---------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio             6.61%    -37.72%     14.49%     18.16%      18.60%  10/11/94
Seligman Global Technology Portfolio                        -18.35      -43.1      15.29      18.29       17.27   05/01/96
Seligman Frontier Portfolio                                  -9.12      -28.1      -7.83       0.19        8.24   10/11/94
Seligman Small-Cap Value Portfolio                             5.7      31.64      19.44         --       14.87   05/01/98
Seligman Global Smaller Companies Portfolio                 -14.19     -29.79      -5.68      -0.19        5.41   10/11/94
Seligman Capital Portfolio                                  -11.11     -26.47      16.42      16.61       15.35   05/03/93
Seligman Large-Cap Growth Portfolio                         -16.82      -38.1         --         --       -7.84   05/01/99
Seligman Global Growth Portfolio                            -19.33     -31.37       1.37       6.58        6.33   05/01/96
Seligman Large-Cap Value Portfolio                           -8.26      22.88       3.47         --        2.93   05/01/98
Seligman Common Stock Portfolio                              -11.7     -21.97      -1.39       7.09        9.73   05/03/93
Seligman International Growth Portfolio                     -23.09     -32.91      -14.7       -4.1        0.95   05/03/93
Seligman Income Portfolio                                    -6.53     -10.93      -2.27       3.03        3.95   05/03/93
Seligman High-Yield Bond Portfolio                          -13.51     -20.64     -10.39      -0.97        1.14   05/01/95
Seligman Bond Portfolio                                       -3.5       2.31       1.11       3.76        3.78   05/03/93
Seligman Cash Management Portfolio  Current Yield 3.68%+     -3.67      -1.04       2.64       3.49        3.41   05/03/93

* Not annualized.

+ Annualized for the seven-day period ended June 30, 2001. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 3.75% as of June 30, 2001. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The three-, five-, seven-, and 10-year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

The attached are incorporated by reference herein to the Semi-annual Report filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 30, 2001

     Portfolios include: Seligman Bond, Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman Global Growth, Seligman Global Smaller Companies, Seligman Global Technology, Seligman High-Yield Bond, Seligman Income, Seligman International Growth, Seligman Large-Cap Growth, Seligman Large-Cap Value, and Seligman Small-Cap Value.